CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible Promissory Notes Details
Beginning Balance	$ 1,582,495	$ 395,373
Issuances (Net of Transaction Costs)	795,046	1,391,759
Repayments	(31,762)	(130,498)
Conversions	(1,707,293)	(102,128)
Interest Accrual	10,365	27,989
Ending Balance	$ 648,851	$ 1,582,495